Shareholder Report, Holdings (Details) - BNY Mellon Equity Income Fund	May 31, 2024
Class A | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class A | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class A | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class A | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class A | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class A | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class A | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A | Qualcomm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class A | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class A | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class A | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class A | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class A | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class A | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class A | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Class A | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class A | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class A | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class A | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class A | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Class A | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Class C | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class C | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class C | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class C | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class C | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class C | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class C | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class C | Qualcomm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class C | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class C | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class C | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class C | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class C | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class C | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class C | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class C | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Class C | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class C | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class C | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class C | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class C | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Class C | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Class I | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class I | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class I | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class I | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class I | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class I | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class I | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I | Qualcomm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class I | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class I | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class I | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class I | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class I | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Class Y | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class Y | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class Y | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class Y | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class Y | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class Y | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class Y | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class Y | Qualcomm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class Y | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class Y | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class Y | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class Y | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Y | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class Y | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class Y | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class Y | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class Y | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Class Y | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class Y | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class Y | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class Y | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class Y | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Class Y | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.70%